Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	6.59%	10.21%	10.76%
Holbrook Income Fund | Holbrook Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.63%	8.05%	6.62%	(2.92%)	7.02%	6.79%	7.68%	1.72%	3.98%